Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

10. Income Taxes

Income Tax Expense (Recovery)

($ millions)	2022	2021
Current:
Current year	4 333	1 353
Adjustments in respect of current income tax of prior years	(104)	42
Deferred:
Origination and reversal of temporary differences	(1 063)	29
Adjustments in respect of deferred income tax of prior years	54	23
Changes in tax rates and legislation	(27)	8
Movement in unrecognized deferred income tax assets	46	(4)
Total income tax expense	3 239	1 451

Reconciliation of Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the statutory tax rate. A reconciliation of the difference is as follows:

($ millions)	2022	2021
Earnings before income tax	12 316	5 570
Canadian statutory tax rate	24.16%	24.24%
Statutory tax	2 976	1 350
Add (deduct) the tax effect of:
Non-taxable component of capital losses (gains)	67	(12)
Share-based compensation and other permanent items	-	3
Assessments and adjustments	(49)	65
Impact of income tax rates and legislative changes(1)	(84)	8
Non-taxable component of dispositions	(25)	(66)
Foreign tax rate differential(2)	290	111
Movement in unrecognized deferred income tax assets	46	(4)
Other	18	(4)
Total income tax expense	3 239	1 451
Effective tax rate	26.3%	26.1%
(1)	The twelve months ended December 31, 2022 includes a current income tax recovery of $39 million related to the sale of the company’s wind and solar assets (note 33).
(2)	The twelve months ended December 31, 2022 includes a deferred income tax recovery of $171 million related to the sale of the company’s UK assets (note 33)

Deferred Income Tax Balances

The significant components of the company’s deferred income tax (assets) liabilities and deferred income tax expense (recovery) are comprised of the following:

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax Liability (Asset)

			December 31	December 31
($ millions)	2022	2021	2022	2021
Property, plant and equipment	(729)	(260)	11 093	11 477
Decommissioning and restoration provision	(10)	141	(2 292)	(1 936)
Employee retirement benefit plans	(92)	(142)	(297)	(470)
Tax loss carry-forwards	(14)	161	(29)	(15)
Other	(145)	156	(111)	25
Net deferred income tax (recovery) / expense and liability	(990)	56	8 364	9 081

Change in Deferred Income Tax Balances

($ millions)	2022	2021
Net deferred income tax liability, beginning of year	9 081	8 758
Recognized in deferred income tax (recovery) / expense	(990)	56
Recognized in other comprehensive income	264	277
Foreign exchange, acquisition and other	9	(10)
Net deferred income tax liability, end of year	8 364	9 081

Deferred Tax in Shareholders’ Equity

($ millions)	2022	2021
Deferred Tax in Other Comprehensive Income
Actuarial gain on employment retirement benefit plans	264	277
Total income tax expense reported in equity	264	277

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit is probable based on estimated future earnings. Suncor has not recognized a $120 million (2021 – $74 million) deferred income tax asset on $986 million (2021 – $606 million) of capital losses related to unrealized foreign exchange on U.S. dollar denominated debt, which can only be utilized against future capital gains.

No deferred tax liability has been recognized at December 31, 2022, on unremitted net earnings of foreign subsidiaries, as the company is able to control the timing and amount of distributions and is not expected to incur any taxes associated with future distributions.